Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:  Barclays Bank PLC Hong Kong
   Address:  2 Queens Road, 57A/F Cheung Kong Center
	     Hong Kong


  Form 13F File Number: 028-14795


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Kennix Ng
                        Title: Head of Business Services
                        Phone: 00852 290 33115

Signature, Place, and Date of Signing:

Kennix Ng, Hong Kong,  November 14 , 2012

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC